UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207               8/9/2001
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  49
                                        -------------------

Form 13F Information Table Value Total:  $ 429,015
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                      COM              002824100    12,013     250,213      SH     SOLE                           250,213
ALCOA INC                        COM              013817101     9,003     228,510      SH     SOLE                           228,510
AMDOCS LTD ORD                   COM              G02602103     5,261      97,695      SH     SOLE                            97,695
AMERICAN EXPRESS                 COM              025816109    11,489     296,099      SH     SOLE                           296,099
AMERICAN INTL GROUP              COM              026874107    17,312     201,304      SH     SOLE                           201,304
ANALOG DEVICES                   COM              032654105     7,706     178,175      SH     SOLE                           178,175
AUTO DATA PROCESSING             COM              053015103    19,236     387,047      SH     SOLE                           387,047
AT&T CORP LIBERTY MEDIA
  GROUP SER A                    COM              001957208    12,671     724,475      SH     SOLE                           724,475
BAXTER INTERNATIONAL INC         COM              071813109    13,788     281,393      SH     SOLE                           281,393
BERKSHIRE HATHAWAY CL A          COM              084670108    16,519         238      SH     SOLE                               238
BERKSHIRE HATHAWAY CL B          COM              084670207    19,007       8,264      SH     SOLE                             8,264
BLOCK H & R INC                  COM              093671105       277       4,292      SH     SOLE                             4,292
CABLEVISION SYS CORP CL A        COM              12686C109     7,400     126,494      SH     SOLE                           126,494
CATELLUS DEV CORP COM            COM              149111106     8,252     472,902      SH     SOLE                           472,902
COMCAST CORP - SPECIAL A         COM              200300200    10,346     238,376      SH     SOLE                           238,376
COMMONWEALTH TELEPHONE           COM              203349105       780      18,453      SH     SOLE                            18,453
ENTERPRISES INC NEW
  CONESTOGA ENTERPRISES          COM              207015108       872      29,499      SH     SOLE                            29,499
DANAHER                          COM              235851102       221       3,950      SH     SOLE                             3,950
EMERSON ELECTRIC                 COM              291011104    11,395     188,354      SH     SOLE                           188,354
FIRST CHARTER CORP               COM              319439105     1,464      78,106      SH     SOLE                            78,106
FLOWERS FOODS INC                COM              343498101       431      13,741      SH     SOLE                            13,741
GEMSTAR                          COM              G3788V106     8,117     184,480      SH     SOLE                           184,480
GILLETTE CO                      COM              375766102     9,899     341,448      SH     SOLE                           341,448
HOME DEPOT INC COM               COM              437076102    11,022     236,782      SH     SOLE                           236,782
HONEYWELL INTERNATIONAL INC      COM              438516106     5,614     160,434      SH     SOLE                           160,434
IDT CORP                         COM              448947101     5,148     381,341      SH     SOLE                           381,341
IDT CORP CL B                    COM              448947307     4,325     393,141      SH     SOLE                           393,141
ILLINOIS TOOL WORKS              COM              452308109    14,290     225,755      SH     SOLE                           225,755
INTERPUBLIC GROUP                COM              460690100    11,415     388,915      SH     SOLE                           388,915
ISTAR FINANCIAL INC              COM              45031U408    11,343     402,219      SH     SOLE                           402,219
LAUDER ESTEE COS INC CL A        COM              518439104    17,096     396,658      SH     SOLE                           396,658
MARSH & MCLENNAN COS             COM              571748102     1,047      10,365      SH     SOLE                            10,365
MARTIN MARIETTA MATLS COM        COM              573284106    15,056     304,220      SH     SOLE                           304,220
MERRILL LYNCH & CO INC           COM              590188108     3,821      64,484      SH     SOLE                            64,484
MICROSOFT                        COM              594918104     2,574      35,461      SH     SOLE                            35,461
MORGAN JP & CO INC               COM              46625H100     2,295      51,451      SH     SOLE                            51,451
OMNICON GROUP ING                COM              681919106     2,015      23,430      SH     SOLE                            23,430
PFIZER                           COM              717081103    18,311     457,203      SH     SOLE                           457,203
PHARMACIA CORP                   COM              71712U102     7,980     173,669      SH     SOLE                           173,669
PHILIP MORRIS COS INC            COM              718154107       236       4,660      SH     SOLE                             4,660
PULITZER PUBLISHING              COM              745771105     2,854      54,056      SH     SOLE                            54,056
SCHERING PLOUGH CORP             COM              806605101     9,004     248,452      SH     SOLE                           248,452
SEALED AIR                       COM              812115103    12,715     341,331      SH     SOLE                           341,331
STILWELL FINANCIAL INC           COM              860831106     5,970     177,888      SH     SOLE                           177,888
TYCO INTL LTD                    COM              902124106     6,569     120,537      SH     SOLE                           120,537
VIACOM INC CL B                  COM              925524100    10,421     201,367      SH     SOLE                           201,367
VORNADO RLTY TRUST               COM              927042109    13,836     354,402      SH     SOLE                           354,402
WAL MART                         COM              931142103    13,052     267,453      SH     SOLE                           267,453
WELLS FARGO                      COM              949740108    17,548     377,955      SH     SOLE                           377,955